January 10, 2006

VIA EDGAR

The United States Securities
and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549

Subject:  Nationwide Variable Account-9
              Nationwide Life Insurance Company
  SEC File No. 333-28995
  CIK No. 0001040376

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account - 9 (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we certify that the form of the prospectus which would have been filed under paragraph (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment 25 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2005.

Please contact the undersigned at (614) 677-8683 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/KEITH W. HINZE
Keith W. Hinze
Variable Products Securities Counsel